General information	9 Months Ended
Jul. 31, 2020
Text block [abstract]
General information

Note 1 General information
Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard (IAS) 34 Interim Financial Reporting. The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2019 Annual Consolidated Financial Statements and the accompanying notes included on pages 111 to 211 in our 2019 Annual Report. Tabular information is stated in millions
of Canadian dollars, except per share amounts and percentages. On August 25, 2020, the Board of Directors authorized the Condensed Financial
Statements
for
issue
.